Condensed Statement of Operations - Cerberus Telecom Acquisition Corp [Member] - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Income Statement [Line Items]
General and administrative expenses	$ 3,176,951	$ 514,538	$ 5,477,840
General and administrative expenses – related party	151,951	158,430	587,013
Loss from operations	(3,328,902)	(672,968)	(6,064,853)
Other (expense) income:
Change in fair value of warrants	(5,347,045)	(3,779,050)	(2,673,525)
Offering costs attributable to warrants		(446,271)
Interest income from investments held in Trust Account	6,498	4,294	13,068
Net income (loss)	(8,669,449)	(4,893,995)	(8,725,310)
Common Class A [Member]
Other (expense) income:
Interest income from investments held in Trust Account	$ 6,500	$ 4,000	$ 13,000
Weighted average shares outstanding, basic and diluted	26,735,238	26,386,269	26,735,238
Basic and diluted net loss per ordinary share		$ 0.00
Common Class B [Member]
Other (expense) income:
Net income (loss)	$ 8,700,000	$ 4,900,000	$ 8,700,000
Weighted average shares outstanding, basic and diluted	6,479,225	6,355,484	6,479,225
Basic and diluted net loss per ordinary share	$ (1.34)	$ (0.77)	$ (1.35)